Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (10-K) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Within 1 year	$ 278,879	$ 50,201
After 1 year but within 5 years
Future minimum lease payments	$ 627,448	$ 50,201